Segment Information (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Gains on mortgage loans held for sale	$ 13,216,000	$ 24,240,000	$ 50,575,000	$ 63,791,000	$ 47,709,000	$ 73,336,538	$ 16,735,380
Change in MSRs valuation, net of portfolio runoff	2,099,000		9,550,000	11,649,000
Loan origination and other loan fees	5,640,000	2,919,000	9,998,000	15,638,000	6,266,000	9,871,363	4,287,855
Interest income	5,359,000	1,574,000	5,747,000	11,106,000	3,158,000	5,257,371	2,370,792
Revenue	32,280,000	31,409,000	84,228,000	116,508,000	62,033,000	95,545,374	26,021,585
Mortgage Originations
Revenue from External Customer [Line Items]
Gains on mortgage loans held for sale	13,216,000	24,240,000	50,575,000	63,791,000	47,709,000	73,336,538	16,735,380
Loan origination and other loan fees	5,637,000	2,919,000	9,998,000	15,635,000	6,266,000	9,871,363	4,287,855
Interest income	5,351,000	1,574,000	5,747,000	11,098,000	3,158,000	5,257,371	2,370,792
Revenue	24,204,000	28,733,000	66,320,000	90,524,000	57,133,000	88,465,272	23,394,027
Mortgage Servicing
Revenue from External Customer [Line Items]
Change in MSRs valuation, net of portfolio runoff	2,099,000	0	9,550,000	11,649,000	0
Loan servicing fees	5,966,000	1,504,000	8,358,000	14,324,000	3,728,000	5,908,044	2,627,558
Revenue	8,065,000	1,504,000	17,908,000	25,973,000	3,728,000	5,908,044	2,627,558
Mortgage Financing
Revenue from External Customer [Line Items]
Financing fees	3,000	0		3,000	0
Interest income	8,000	0		8,000	0
Revenue	11,000	0		11,000	0
Other
Revenue from External Customer [Line Items]
Revenue	$ 0	$ 1,172,000		$ 0	$ 1,172,000	$ 1,172,058